Property and Equipment (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Great East Japan Earthquake [Member] JPY (¥)
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 91,033,000	¥ 7,482,000,000	¥ 8,432,000,000	¥ 8,284,000,000
Pre-tax impairment charge				¥ 480,000,000	¥ 2,253,000,000